Income Taxes (Details) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 21, 2018 HKD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Income Taxes (Details) [Line Items]
Favorable tax rate amounted (in Dollars)		$ 6,894	$ 7,999	$ 6,360
Per share effect of the favorable tax rate (in Dollars per share) | $ / shares		$ 0.1	$ 0.12	$ 0.12
Withholding income tax rate		10.00%
Subject to withholding tax rate		5.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Profit tax (in Dollars)	$ 2
Profit tax rate	8.25%
Maximum [Member]
Income Taxes (Details) [Line Items]
Profit tax rate	16.50%
Subsidiary Horgos [Member]
Income Taxes (Details) [Line Items]
Preferential income tax rate		15.00%
Beijing Leshare [Member]
Income Taxes (Details) [Line Items]
Preferential Income Tax Rate		15.00%
PRC [Member]
Income Taxes (Details) [Line Items]
Profits tax rates, description		The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. For the years ended December 31, 2019, 2020 and 2021, Beijing Glary Wisdom was recognized as small low-profit enterprise and received a preferential income tax rate of 10%. Beijing Leshare was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. Horgos, Horgos Glory Prosperity, Horgos Glary Wisdom were eligible to be exempted from income tax from 2017 to 2020, and enjoy a preferential income tax rate of 15% that are expected to last from 2021 to 2025. Horgos Technology is eligible to be exempted from income tax from 2020 to 2024, and expected to enjoy a preferential income tax rate of 15% from 2025 to 2029, as they are all incorporated in the Horgos Economic District, Xinjiang province.